MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 25, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       Money Market Obligations Trust (the “Trust”)

Federated Government Obligations Fund

Administrative Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 205 under the Securities Act of 1933 and Amendment No. 207 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective September 28, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new class of shares called Administrative Shares.

If you have any questions on the enclosed material, please contact me at (724) 720-8829.

Very truly yours,

/s/ Maureen Ferguson

Maureen Ferguson

Senior Paralegal

Enclosures